Benefit Plans And Obligations For Termination Indemnity (Components Of The Plans Net Periodic Pension Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 10,200	$ 5,578	$ 7,598
Interest cost	24,605	29,429	16,800
Expected return on Plans’ assets	(17,742)	(17,825)	(22,678)
Amortization of prior service cost	0	(1,246)	0
Amortization of net actuarial loss	$ 0	0	18,596
Defined Benefit Plan, Net Periodic Benefit (Cost) Credit, Immediate Recognition of Actuarial Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax
Recognition of net actuarial gain	$ 30,343	5,098	0
Total net periodic benefit cost	(13,280)	10,838	20,316
Accumulated benefit obligation	510,130	561,350	$ 643,617
Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	128	86
Interest cost	58	43
Amortization of net actuarial loss	(138)	(186)
Total net periodic benefit cost	$ 48	$ (57)